Allowance for Bad Debts (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
A summary of activity in the allowance for bad debts for the years ended December 31, 2014 and 2013 is as follows:

	Balance at Beginning of Period	Additions Charged to Expense	Deductions	Balance at End of Period
Year ended December 31, 2013	$251	$—	$(88)	$163
Year ended December 31, 2014	$163	$—	$(163)	$—